UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):           [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SHAPIRO CAPITAL MANAGEMENT LLC
            ----------------------------------
Address:    3060 PEACHTREE ROAD, NW SUITE 1555
            ----------------------------------
            ATLANTA GA  30066
            ----------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:      MICHAEL MCCARTHY
Title:     PRINCIPAL
Phone:     404-842-9600

Signature, Place, and Date of Signing:

_______________________             _______________         ____________________

    [Signature]                       [City, State]               [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 09/30/2006

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            48


Form 13F Information Table Value Total      $2,651,706
                                            (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]







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
                                           FORM 13F INFORMATION TABLE

                                                    FORM 13F

                                                                                           -----------------------------------------
                                                                                                        (SEC USE ONLY)
Page 1 of 2                                          Name of Reporting Manager :           Shapiro Capital Management Company, Inc.
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   Item 1:              Item 2:     Item 3:       Item 4:        Item 5:          Item 6            Item 7            Item 8
                                                                             Investment Discretion         Voting Authority (shares)
                                                                            -----------------------        ------------------------

                                                    Fair        Shares of           (b)       (c)    Manager's
                       Title of     CUSIP          Market       Principal   (a)    Shared    Shared    See    (a)     (b)     (c)
Name of Issuer           Class      Number         Value         Amount     Sole  As defined  Other  Instr V  Sole  Shared    None
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
Nalco Holding Co         Common   62985Q101    $160,065,519    5,831,166   x                              5,083,975         747,191
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Andrew Corp              Common   034425108    $153,108,360   10,603,072   x                              9,254,972       1,348,100
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Steris Corp              Common   859152100    $136,157,593    4,449,595   x                              3,913,285         536,310
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Cooper Companies,
  Inc. (The)             Common   216648402    $135,550,293    2,542,204   x                              2,203,683         338,521
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Checkpoint Systems
  Inc                    Common   162825103    $129,921,350    5,145,400   x                              4,475,300         670,100
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Encore Acquisition
  Company                Common   29255w100    $125,033,280    4,497,600   x                              3,909,750         587,850
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LifePoint Hosps Inc      Common   53219L109    $124,441,954    3,217,217   x                              2,777,890         439,327
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Portland General
  Electric Co.           Common   736508847    $122,793,945    4,474,998   x                              3,805,098         669,900
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Cabot Microelectronics
  Com                    Common   12709p103    $113,914,276    3,209,757   x                              2,757,913         451,844
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Cox Radio Inc Cl A       Cl A
                         Common   224051102    $112,079,138    7,870,726   x                              6,854,710       1,016,016
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Wright Express Corp.     Common   98233q105    $110,204,095    3,215,760   x                              2,862,360         353,400
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Live Nation              Common   538034109    $101,594,010    4,539,500   x                              3,856,050         683,450
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MoneyGram Intl Inc       Common   60935Y109     $99,155,206    3,547,592   x                              3,063,062         484,530
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Montpelier Re Holdings
  Ltd                    Common   g62185106     $95,366,120    5,143,804   x                              4,404,350         739,454
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Zales Corporation        Common   988858106     $84,635,621    3,554,625   x                              3,026,025         528,600
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Zebra Technologies Cp    Cl A
  Class A                Common   989207105     $67,644,883    1,746,125   x                              1,569,136         176,989
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Platinum Undrwritrs
  Hldg                   Common   g7127p100     $62,027,093    1,784,952   x                              1,577,600         207,352
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Odyssey Healthcare Inc   Common   67611V101     $58,778,480    4,956,027   x                              4,365,402         590,625
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Mine Safety Appliances
  Co.                    Common   602720104     $53,602,937    1,224,930   x                              1,055,230         169,700
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Tyco International Ltd   Common   g9143x208     $45,797,614    1,355,360   x                              1,092,360         263,000
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Crane Co.                Common   224399105     $41,436,765      911,700   x                                716,320         195,380
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Time Warner Inc.         Common   887317105     $40,324,152    1,916,547   x                              1,497,840         418,707
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Constellation Brands     Cl A
 Inc. - A                Common   21036p108     $40,027,522    1,648,580   x                              1,402,080         246,500
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Time Warner Cable-A      Cl A
                         Common   88732J108     $37,556,196      958,800   x                                751,100         207,700
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     SubTotal Page 1                         $2,251,216,403   88,346,037                                 76,275,491      12,070,546
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Page 2 of 2
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                                                                                           -----------------------------------------
                                                                                                        (SEC USE ONLY)
Page 2 of 2                                          Name of Reporting Manager :           Shapiro Capital Management Company, Inc.
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   Item 1:              Item 2:     Item 3:       Item 4:        Item 5:          Item 6            Item 7            Item 8
                                                                             Investment Discretion         Voting Authority (shares)
                                                                            -----------------------        ------------------------

                                                    Fair        Shares of           (b)       (c)    Manager's
                       Title of     CUSIP          Market       Principal   (a)    Shared    Shared    See    (a)     (b)     (c)
Name of Issuer           Class      Number         Value         Amount     Sole  As defined  Other  Instr V  Sole  Shared    None
------------------------------------------------------------------------------------------------------------------------------------
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Tronox Inc. - Class A    Cl A
                         Common   897051108     $37,362,116    2,598,200   x                              2,348,800         249,400
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Discovery Holding        Cl A
  Company Cl A           Common   25468Y107     $35,745,726    1,554,838   x                              1,432,770         122,068
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Western Union Co         Common   959802109     $34,828,489    1,672,035   x                              1,272,450         399,585
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PNM Resources Inc.       Common   69349h107     $34,687,478    1,248,200   x                              1,057,850         190,350
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Teco Energy, Inc.        Common   872375100     $34,605,468    2,014,288   x                              1,689,338         324,950
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Hershey Company          Common   427866108     $31,113,583      614,650   x                                472,550         142,100
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Komag, Incorporated      Common   500453204     $28,573,440      896,000   x                                800,900          95,100
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Anheuser Busch Cos Inc   Common   035229103     $26,520,882      508,452   x                                355,887         152,565
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Sally Beauty Holdings,
  Inc.                   Common   79546E104     $24,699,600    2,744,400   x                              2,356,300         388,100
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Salix Pharmaceuticals
  Ltd                    Common   795435106     $23,586,788    1,917,625   x                              1,616,825         300,800
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AmSurg Corporation                03232p405     $21,933,725      908,605   x                                810,105          98,500
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General Electric Com     Common   369604103     $19,588,663      511,721   x                                260,607         251,114
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Scripps E W Co Cl A New  Cl A
                         Common   811054204     $16,436,978      359,750   x                                309,000          50,750
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Tellabs Inc                       879664100     $15,638,584    1,453,400   x                              1,197,000         256,400
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Tronox Inc. - Class B    Cl B
                         Common   897051207      $9,684,665      689,300   x                                601,300          88,000
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Sierra Pacific Resources Common   826428104      $1,669,078       95,050   x                                 81,750          13,300
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OGE Energy Corp          Common   670837103      $1,304,740       35,600   x                                 32,000           3,600
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Compass Minerals
  International, Inc.    Common   20451N101        $738,258       21,300   x                                 16,800           4,500
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Cincinnati Bell 6.75%
  Series B               Preferred 171871403       $406,725        8,500   x                                  6,000           2,500
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Molson Coors Brewing Co  Cl B
  Cl B                   Common   60871R209        $333,537        3,607   x                                  2,950             657
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Abbott Labs              Common   002824100        $278,460        5,200   x                                  5,200               0
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Mosaic Co.               Common   61945A107        $255,581        6,550   x                                      0           6,550
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Conagra Foods, Inc.      Common   205887102        $249,798        9,300   x                                      0           9,300
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Rent-A-Center, Inc.      Common   76009N100        $247,874        9,450   x                                      0           9,450
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     SubTotal Page 2                           $400,490,234   19,886,021                                 16,726,382       3,159,639
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        Grand Total                          $2,651,706,636  108,232,058                                 93,001,873      15,230,185
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                     Page 1         24
                     Page 2         24
                     total          48


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